Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2026
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

ITEM 16K. CYBER SECURITY.

We have implemented and maintain various information security processes designed to identify, assess and manage material risks from cybersecurity threats to our critical computer networks, third party hosted services, communications systems, hardware and software, and our critical data, including intellectual property, confidential information that is proprietary, strategic or competitive in nature, and other data related to our ongoing research and development initiatives, which we refer to as Information Systems and Data. Our information technology function helps identify, assess and manage our cybersecurity threats and risks. Our information technology function identifies and assesses risks from cybersecurity threats by monitoring and evaluating our threat environment using various methods including, for example, automated vulnerability scanning tools of the network, third-party cybersecurity audits, and use of external intelligence feeds. Depending on the environment, we implement and maintain various technical, physical, and organizational measures, processes, standards and policies designed to manage and mitigate material risks from cybersecurity threats to our Information Systems and Data, including, for example, vulnerability management, disaster recovery and business continuity plan, incident response policy, system monitoring, data encryption and access controls.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have implemented and maintain various information security processes designed to identify, assess and manage material risks from cybersecurity threats to our critical computer networks, third party hosted services, communications systems, hardware and software, and our critical data, including intellectual property, confidential information that is proprietary, strategic or competitive in nature, and other data related to our ongoing research and development initiatives, which we refer to as Information Systems and Data. Our information technology function helps identify, assess and manage our cybersecurity threats and risks. Our information technology function identifies and assesses risks from cybersecurity threats by monitoring and evaluating our threat environment using various methods including, for example, automated vulnerability scanning tools of the network, third-party cybersecurity audits, and use of external intelligence feeds. Depending on the environment, we implement and maintain various technical, physical, and organizational measures, processes, standards and policies designed to manage and mitigate material risks from cybersecurity threats to our Information Systems and Data, including, for example, vulnerability management, disaster recovery and business continuity plan, incident response policy, system monitoring, data encryption and access controls.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	We have implemented and maintain various information security processes designed to identify, assess and manage material risks from cybersecurity threats to our critical computer networks, third party hosted services, communications systems, hardware and software, and our critical data, including intellectual property, confidential information that is proprietary, strategic or competitive in nature, and other data related to our ongoing research and development initiatives, which we refer to as Information Systems and Data. Our information technology function helps identify, assess and manage our cybersecurity threats and risks. Our information technology function identifies and assesses risks from cybersecurity threats by monitoring and evaluating our threat environment using various methods including, for example, automated vulnerability scanning tools of the network, third-party cybersecurity audits, and use of external intelligence feeds. Depending on the environment, we implement and maintain various technical, physical, and organizational measures, processes, standards and policies designed to manage and mitigate material risks from cybersecurity threats to our Information Systems and Data, including, for example, vulnerability management, disaster recovery and business continuity plan, incident response policy, system monitoring, data encryption and access controls.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	We have implemented and maintain various information security processes designed to identify, assess and manage material risks from cybersecurity threats to our critical computer networks, third party hosted services, communications systems, hardware and software, and our critical data, including intellectual property, confidential information that is proprietary, strategic or competitive in nature, and other data related to our ongoing research and development initiatives, which we refer to as Information Systems and Data. Our information technology function helps identify, assess and manage our cybersecurity threats and risks. Our information technology function identifies and assesses risks from cybersecurity threats by monitoring and evaluating our threat environment using various methods including, for example, automated vulnerability scanning tools of the network, third-party cybersecurity audits, and use of external intelligence feeds. Depending on the environment, we implement and maintain various technical, physical, and organizational measures, processes, standards and policies designed to manage and mitigate material risks from cybersecurity threats to our Information Systems and Data, including, for example, vulnerability management, disaster recovery and business continuity plan, incident response policy, system monitoring, data encryption and access controls.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	We have implemented and maintain various information security processes designed to identify, assess and manage material risks from cybersecurity threats to our critical computer networks, third party hosted services, communications systems, hardware and software, and our critical data, including intellectual property, confidential information that is proprietary, strategic or competitive in nature, and other data related to our ongoing research and development initiatives, which we refer to as Information Systems and Data. Our information technology function helps identify, assess and manage our cybersecurity threats and risks. Our information technology function identifies and assesses risks from cybersecurity threats by monitoring and evaluating our threat environment using various methods including, for example, automated vulnerability scanning tools of the network, third-party cybersecurity audits, and use of external intelligence feeds. Depending on the environment, we implement and maintain various technical, physical, and organizational measures, processes, standards and policies designed to manage and mitigate material risks from cybersecurity threats to our Information Systems and Data, including, for example, vulnerability management, disaster recovery and business continuity plan, incident response policy, system monitoring, data encryption and access controls.
Cybersecurity Risk Role of Management [Text Block]	We have implemented and maintain various information security processes designed to identify, assess and manage material risks from cybersecurity threats to our critical computer networks, third party hosted services, communications systems, hardware and software, and our critical data, including intellectual property, confidential information that is proprietary, strategic or competitive in nature, and other data related to our ongoing research and development initiatives, which we refer to as Information Systems and Data. Our information technology function helps identify, assess and manage our cybersecurity threats and risks. Our information technology function identifies and assesses risks from cybersecurity threats by monitoring and evaluating our threat environment using various methods including, for example, automated vulnerability scanning tools of the network, third-party cybersecurity audits, and use of external intelligence feeds. Depending on the environment, we implement and maintain various technical, physical, and organizational measures, processes, standards and policies designed to manage and mitigate material risks from cybersecurity threats to our Information Systems and Data, including, for example, vulnerability management, disaster recovery and business continuity plan, incident response policy, system monitoring, data encryption and access controls.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	We have implemented and maintain various information security processes designed to identify, assess and manage material risks from cybersecurity threats to our critical computer networks, third party hosted services, communications systems, hardware and software, and our critical data, including intellectual property, confidential information that is proprietary, strategic or competitive in nature, and other data related to our ongoing research and development initiatives, which we refer to as Information Systems and Data. Our information technology function helps identify, assess and manage our cybersecurity threats and risks. Our information technology function identifies and assesses risks from cybersecurity threats by monitoring and evaluating our threat environment using various methods including, for example, automated vulnerability scanning tools of the network, third-party cybersecurity audits, and use of external intelligence feeds. Depending on the environment, we implement and maintain various technical, physical, and organizational measures, processes, standards and policies designed to manage and mitigate material risks from cybersecurity threats to our Information Systems and Data, including, for example, vulnerability management, disaster recovery and business continuity plan, incident response policy, system monitoring, data encryption and access controls.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	We have implemented and maintain various information security processes designed to identify, assess and manage material risks from cybersecurity threats to our critical computer networks, third party hosted services, communications systems, hardware and software, and our critical data, including intellectual property, confidential information that is proprietary, strategic or competitive in nature, and other data related to our ongoing research and development initiatives, which we refer to as Information Systems and Data. Our information technology function helps identify, assess and manage our cybersecurity threats and risks. Our information technology function identifies and assesses risks from cybersecurity threats by monitoring and evaluating our threat environment using various methods including, for example, automated vulnerability scanning tools of the network, third-party cybersecurity audits, and use of external intelligence feeds. Depending on the environment, we implement and maintain various technical, physical, and organizational measures, processes, standards and policies designed to manage and mitigate material risks from cybersecurity threats to our Information Systems and Data, including, for example, vulnerability management, disaster recovery and business continuity plan, incident response policy, system monitoring, data encryption and access controls.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	We have implemented and maintain various information security processes designed to identify, assess and manage material risks from cybersecurity threats to our critical computer networks, third party hosted services, communications systems, hardware and software, and our critical data, including intellectual property, confidential information that is proprietary, strategic or competitive in nature, and other data related to our ongoing research and development initiatives, which we refer to as Information Systems and Data. Our information technology function helps identify, assess and manage our cybersecurity threats and risks. Our information technology function identifies and assesses risks from cybersecurity threats by monitoring and evaluating our threat environment using various methods including, for example, automated vulnerability scanning tools of the network, third-party cybersecurity audits, and use of external intelligence feeds. Depending on the environment, we implement and maintain various technical, physical, and organizational measures, processes, standards and policies designed to manage and mitigate material risks from cybersecurity threats to our Information Systems and Data, including, for example, vulnerability management, disaster recovery and business continuity plan, incident response policy, system monitoring, data encryption and access controls.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true